Going Concern (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended							92 Months Ended	98 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013	Jun. 30, 2014
Details
REVENUES
Net loss	958,713	198,174	413,942	1,156,889	1,182,693	1,956,872	1,310,934	2,284,393	2,119,059	730,743	1,695,766	526,833	10,668,408	11,825,297
Deficit accumulated during the development stage	11,825,297	10,866,582		11,825,297		10,668,408	8,711,536						10,668,408	11,825,297
Net loss	$ (958,713)	$ (198,174)	$ (413,942)	$ (1,156,889)	$ (1,182,693)	$ (1,956,872)	$ (1,310,934)	$ (2,284,393)	$ (2,119,059)	$ (730,743)	$ (1,695,766)	$ (526,833)	$ (10,668,408)	$ (11,825,297)